UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive
 Suite 207
Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: October 31, 2017

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST Knowledge Leaders Developed World ETF

Semi-Annual Report

October 31, 2017
(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	October 31, 2017

Knowledge Leaders Developed World ETF
Schedule of Investments	1
Summary of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Disclosure of Fund Expenses	20
Other Information	21

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.knowledgeleadersfunds.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. The Fund is non-diversified and may invest more of its assets in securities of a single issuer, which may have an adverse effect on the Fund’s performance. Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

i

Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS	October 31, 2017 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS – 99.5%
	AUSTRALIA – 2.7%
43,560	ALS Ltd.	261,519
66,330	Boral Ltd.	363,638
26,334	Carsales.Com Ltd.	276,827
3,564	CSL Ltd.	379,654
4,290	Domino's Pizza Enterprises Ltd.	153,251
53,064	Duluxgroup Ltd.	299,862
85,404	Harvey Norman Holdings Ltd.	247,528
24,156	Mineral Resources Ltd.	322,276
28,974	Nufarm Ltd.	201,720
17,160	Woolworths Ltd.	340,514
		2,846,789
	AUSTRIA – 0.1%
1,056	Lenzing AG	142,948

	BELGIUM – 0.5%
1,056	Melexis N.V.	105,808
2,772	Solvay S.A.	411,890
		517,698
	CANADA – 2.1%
22,440	CAE, Inc.	397,935
4,818	George Weston Ltd.	404,845
6,600	Loblaw Cos., Ltd.	340,880
6,600	Methanex Corp.	321,885
6,600	Open Text Corp.	230,957
6,600	Ritchie Bros Auctioneers, Inc.	185,236
2,178	Stantec, Inc.	62,277
4,620	West Fraser Timber Co., Ltd.	281,228
		2,225,243
	DENMARK – 1.8%
132	AP Moller - Maersk A/S Class B	253,560
4,752	Chr. Hansen Holding A/S	415,863
2,838	Coloplast A/S Class B	249,696
5,280	H. Lundbeck A/S	313,778
8,316	Nets A/S*	212,339
2,178	Pandora A/S	205,607
11,220	William Demant Holding A/S*	323,728
		1,974,571
	FINLAND – 1.6%
6,270	Kone Oyj Class B	339,428
8,448	Metso OYJ	307,153
5,214	Nokian Renkaat Oyj	239,135
4,092	Orion Oyj Class B	167,798
26,466	Stora Enso Oyj Class R	414,068
4,224	Wartsila OYJ Abp	272,117
		1,739,699

	FRANCE – 3.1%
3,119	Air Liquide S.A.	397,139
6,204	Compagnie de Saint-Gobain S.A.	363,969
1,914	Compagnie Generale des Etablissements Michelin	276,931
4,026	Dassault Systemes	427,595
1,782	Essilor International S.A.	225,655
1,122	Kering	514,334
6,402	Legrand S.A.	475,597
2,640	Pernod Ricard S.A.	395,966
3,102	Sanofi	293,756
		3,370,942
	GERMANY – 3.4%
3,630	BASF SE	395,897
1,320	Continental AG	335,072
10,164	Evonik Industries AG	370,373
2,904	Fresenius Medical Care AG & Co. KGaA	280,858
2,838	HeidelbergCement AG	289,187
2,640	Merck KGaA	282,605
2,970	Siemens AG	423,838
3,894	Symrise AG	303,071
47,124	Telefonica Deutschland Holding AG	239,516
6,006	United Internet AG	379,990
3,036	Wirecard AG	299,035
		3,599,442
	IRELAND – 0.3%
2,100	Kingspan Group PLC (London)	88,266
4,830	Kingspan Group PLC (Dublin)	201,999
		290,265
	ISRAEL – 0.7%
4,224	Caesarstone Ltd.*	119,539
3,036	Frutarom Industries Ltd.	250,004
6,600	Orbotech Ltd.*	295,152
7,854	Teva Pharmaceutical Industries Ltd. - ADR	108,385
		773,080
	ITALY – 1.4%
20,394	Amplifon S.p.A	309,804
52,536	Davide Campari-Milano S.p.A	421,069
12,078	Moncler S.p.A	343,033
8,118	Salvatore Ferragamo S.p.A.	213,162
17,358	Tenaris S.A.	237,599
		1,524,667
	JAPAN – 36.8%‡
13,200	ABC-MART, INC.	664,472
26,400	Amada Holdings Co., Ltd.	325,499
6,600	Asahi Intecc Co., Ltd.	381,026
19,800	Asics Corp.	300,929

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2017 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	JAPAN (Continued)
13,200	ASKUL Corp.	354,308
6,600	BANDAI NAMCO Holdings, Inc.	225,073
6,600	Benesse Holdings, Inc.	222,749
13,200	Brother Industries Ltd.	318,180
13,200	Calbee, Inc.	443,175
6,600	Canon, Inc.	246,447
13,200	Capcom Co., Ltd.	333,514
19,800	Casio Computer Co., Ltd.	290,649
13,200	Coca-Cola Bottlers Japan, Inc.	458,858
6,600	Cyberagent, Inc.	203,291
26,400	Daicel Corp.	326,660
19,800	Daiichi Sankyo Co., Ltd.	453,049
6,600	Daiichikosho Co., Ltd.	310,165
13,200	Ebara Corp.	471,636
6,600	Ezaki Glico Co., Ltd.	365,344
66,000	Fuji Electric Co., Ltd.	474,540
26,400	Fuji Media Holdings, Inc.	404,259
66,000	Fujitsu Ltd.	510,203
26,400	Gree, Inc.	178,199
85,800	Gungho Online Entertainment, Inc.	230,300
6,600	Hamamatsu Photonics K.K.	212,294
13,200	Hitachi Chemical Co., Ltd.	373,475
13,200	Hitachi High-Technologies Corp.	547,725
6,600	Hitachi Kokusai Electric, Inc.	182,091
6,600	House Foods Group, Inc.	195,450
6,600	HOYA CORP.	356,573
19,800	Isetan Mitsukoshi Holdings Ltd.	213,979
6,600	Itochu Techno-Solutions Corp.	255,566
13,200	Japan Airlines Co., Ltd.	449,564
19,800	K's Holdings Corp.	452,701
13,200	Kansai Paint Co., Ltd.	337,696
13,200	Koei Tecmo Holdings Co., Ltd.	261,142
13,200	Komatsu Ltd.	429,468
6,600	Konami Holdings Corp.	319,458
6,600	Kusuri No Aoki Holdings Co., Ltd.	365,925
6,600	Kyocera Corp.	438,122
19,800	Kyowa Hakko Kirin Co., Ltd.	363,834
6,600	Lawson, Inc.	429,816
13,200	M3, Inc.	392,062
13,200	Makita Corp.	551,791
6,600	Matsumotokiyoshi Holdings Co., Ltd.	472,798
46,200	Mitsubishi Chemical Holdings Corp.	478,751
13,200	Mitsubishi Heavy Industries Ltd.	513,340
6,600	Mixi, Inc.	320,620
6,600	Monotaro Co., Ltd.	180,639
6,600	Morinaga & Co., Ltd.	375,799
13,200	Nabtesco Corp.	521,588
6,600	NEXON Co., Ltd.*	176,573
19,800	NGK Insulators Ltd.	387,706
13,200	NGK Spark Plug Co., Ltd.	297,270
6,600	Nihon M&A Center, Inc.	314,230
92,400	Nippon Light Metal Holdings Co., Ltd.	269,971
6,600	Nippon Telegraph & Telephone Corp.	317,890
19,800	Nippon Television Holdings, Inc.	354,773
13,200	Nissan Chemical Industries Ltd.	489,642
6,600	Nissin Foods Holdings Co., Ltd.	414,134
6,600	Nitto Denko Corp.	610,165
13,200	Nomura Research Institute Ltd.	555,857
19,800	NSK Ltd.	281,413
6,600	OBIC Co., Ltd.	433,882
66,000	Oji Holdings Corp.	384,511
6,600	Olympus Corp.	243,369
13,200	Ono Pharmaceutical Co., Ltd.	301,743
13,200	OSG Corp.	284,376
13,200	Park24 Co., Ltd.	304,240
13,200	Pigeon Corp.	465,247
19,800	Renesas Electronics Corp.*	252,662
13,200	Resorttrust, Inc.	258,470
13,200	Rohto Pharmaceutical Co., Ltd.	303,311
19,800	Sanrio Co., Ltd.	326,893
33,000	Sanwa Holdings Corp.	412,101
6,600	Sawai Pharmaceutical Co., Ltd.	373,475
6,600	SCSK Corp.	282,865
19,800	Sega Sammy Holdings, Inc.	276,883
13,200	Seiko Epson Corp.	313,185
6,600	Seria Co., Ltd.	375,218
13,200	Seven & I Holdings Co., Ltd.	531,113
13,200	Shimadzu Corp.	272,759
6,600	Shin-Etsu Chemical Co., Ltd.	691,772
6,600	Shiseido Co., Ltd.	271,423
19,800	Skylark Co., Ltd.	295,353
6,600	Square Enix Holdings Co., Ltd.	265,440
6,600	Start Today Co., Ltd.	179,477
13,200	Subaru Corp.	451,655
66,000	Sumitomo Chemical Co., Ltd.	461,181
19,800	Sumitomo Dainippon Pharma Co., Ltd.	281,762
19,800	Sumitomo Electric Industries Ltd.	334,821
66,000	Sumitomo Osaka Cement Co., Ltd.	300,871
19,800	Sumitomo Rubber Industries Ltd.	373,591
6,600	Suntory Beverage & Food Ltd.	301,452
6,600	Suzuki Motor Corp.	358,664
19,800	Taiyo Nippon Sanso Corp.	235,760

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2017 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	JAPAN (Continued)
19,800	Takara Holdings, Inc.	192,546
13,200	Takeda Pharmaceutical Co., Ltd.	742,885
13,200	Terumo Corp.	546,563
6,600	THK Co., Ltd.	239,303
13,200	Toho Co., Ltd.	435,624
13,200	Tokyo Gas Co., Ltd.	327,648
13,200	Topcon Corp.	276,825
6,600	TOTO Ltd.	321,200
13,200	Toyo Suisan Kaisha Ltd.	505,905
13,200	Toyobo Co., Ltd.	253,127
6,600	TV Asahi Holdings Corp.	132,197
13,200	Yamaha Corp.	515,779
6,600	Yaskawa Electric Corp.	234,656
13,200	Yokogawa Electric Corp.	248,364
19,800	Zensho Holdings Co., Ltd.	366,099
		39,492,662
	NETHERLANDS – 1.5%
2,904	ASML Holding N.V.	523,691
4,884	Koninklijke DSM N.V.	416,707
6,864	Koninklijke Vopak N.V.	297,259
6,930	Wolters Kluwer N.V.	339,716
		1,577,373
	NEW ZEALAND – 0.4%
37,752	Fletcher Building Ltd.	190,344
87,714	Spark New Zealand Ltd.	221,126
		411,470
	NORWAY – 0.5%
4,488	Bakkafrost P/F	200,158
10,164	Salmar A.S.A.	302,737
		502,895
	SINGAPORE – 0.3%
118,800	Singapore Telecommunications Ltd.	326,996

	SPAIN – 0.4%
6,666	Amadeus IT Group S.A. Class A	452,344

	SWEDEN – 3.5%
10,956	Atlas Copco AB Class A	480,547
32,406	Dometic Group AB	281,798
19,338	Elekta AB Class B	185,947
14,989	Getinge A.B. - B Shares	295,060
10,428	Hennes & Mauritz A.B. - B Shares	261,827
38,544	Husqvarna AB Class B	376,609
17,820	Kindred Group PLC	227,545
3,300	Millicom International Cellular S.A.	211,084
24,222	Sandvik AB	442,383
15,378	SKF AB Class B	357,641
23,892	Svenska Cellulosa AB Class B	224,314
18,282	Trelleborg AB Class B	452,912
		3,797,667
	SWITZERLAND – 2.3%
3,960	Cie Financiere Richemont S.A.	365,490
924	Geberit AG	418,618
5,346	LafargeHolcim Ltd.	302,214
4,092	Novartis AG	337,442
1,254	Roche Holding AG	289,975
198	SGS S.A.	489,438
1,716	Sonova Holding AG	310,044
		2,513,221
	UNITED KINGDOM – 6.2%
2,838	ASOS PLC*	214,704
60,852	B&M European Value Retail S.A.	321,052
58,740	Boohoo.com PLC*	156,398
10,164	Burberry Group PLC	256,718
9,636	Coca-Cola HBC AG	325,662
5,676	Croda International PLC	315,367
59,334	Dixons Carphone PLC	136,626
45,276	DS Smith PLC	313,248
11,286	Hikma Pharmaceuticals PLC	174,452
18,282	IMI PLC	296,672
30,822	Just Eat PLC*	319,255
69,300	Kingfisher PLC	287,676
44,616	Merlin Entertainments PLC	224,431
9,372	Mondi PLC	226,633
2,772	Reckitt Benckiser Group PLC	247,921
34,254	Sage Group PLC	339,110
3,894	Shire PLC	192,414
13,596	Smith & Nephew PLC	256,559
15,972	Smiths Group PLC	333,210
4,488	Spirax-Sarco Engineering PLC	336,731
7,854	Unilever PLC	445,297
119,988	Vodafone Group PLC	343,533
5,742	Whitbread PLC	281,595
16,038	WPP PLC	284,111
		6,629,375
	UNITED STATES – 29.9%
4,884	Activision Blizzard, Inc.	319,853
990	Acuity Brands, Inc.	165,528
2,904	Adobe Systems, Inc.*	508,665
5,016	Agilent Technologies, Inc.	341,239
1,980	Air Products and Chemicals, Inc.	315,671
2,442	Albemarle Corp.	344,053

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2017 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,584	Alexion Pharmaceuticals, Inc.*	189,541
858	Allergan PLC	152,063
4,488	Amdocs Ltd.	292,169
1,320	Amgen, Inc.	231,290
3,894	Amphenol Corp. Class A	338,778
3,828	Analog Devices, Inc.	349,496
2,046	Apple, Inc.	345,856
4,752	AT&T, Inc.	159,905
2,970	Autodesk, Inc.*	371,131
7,788	BorgWarner, Inc.	410,583
3,564	Bristol-Myers Squibb Co.	219,756
3,828	Broadridge Financial Solutions, Inc.	328,902
4,356	Brown-Forman Corp. Class B	248,379
1,188	C. R. Bard, Inc.	388,559
8,778	CA, Inc.	284,232
6,732	CBRE Group, Inc. Class A*	264,702
3,762	Celanese Corp. Class A	392,414
8,976	Check Point Software Technologies Ltd.*	1,056,565
2,244	Cintas Corp.	334,446
9,174	Cisco Systems, Inc.	313,292
1,122	Cooper Companies, Inc.	269,572
11,814	Coty, Inc. Class A	181,936
1,716	Cummins, Inc.	303,526
2,970	Danaher Corp.	274,042
3,960	DENTSPLY SIRONA, Inc.	241,837
3,432	Dollar General Corp.	277,443
3,432	Dollar Tree, Inc.*	313,170
2,838	Dover Corp.	271,001
4,620	DowDuPont, Inc.	334,072
3,300	Eaton Corp. PLC	264,066
6,204	eBay, Inc.*	233,519
2,112	Edwards Lifesciences Corp.*	215,910
2,904	Eli Lilly and Co.	237,954
5,742	Emerson Electric Co.	370,129
2,508	Equifax, Inc.	272,193
3,102	Estee Lauder Co., Inc. Class A	346,835
2,046	Expedia, Inc.	255,054
2,244	F5 Networks, Inc.*	272,130
2,046	Facebook, Inc. Class A*	368,403
5,478	Fastenal Co.	257,302
8,580	Gap, Inc.	222,994
3,300	Gilead Sciences, Inc.	247,368
2,178	Hasbro, Inc.	201,661
4,356	Henry Schein, Inc.*	342,382
2,244	Honeywell International, Inc.	323,495
7,062	Hormel Foods Corp.	220,052
1,122	Illumina, Inc.*	230,223
3,432	Ingersoll-Rand PLC	304,075
7,260	Intel Corp.	330,257
2,244	Intuit, Inc.	338,889
10,362	Juniper Networks, Inc.	257,289
4,818	Kohl's Corp.	201,200
2,310	Lam Research Corp.	481,797
9,306	LKQ Corp.*	350,743
3,234	Lowe's Companies, Inc.	258,558
7,392	Macy's, Inc.	138,674
2,772	McCormick & Co., Inc.	275,897
4,092	Microchip Technology, Inc.	387,922
7,788	Micron Technology, Inc.*	345,086
5,700	Mobileye N.V.*^	357,219
1,980	Molson Coors Brewing Co. Class B	160,123
1,848	Monsanto Co.	223,793
3,696	Monster Beverage Corp.*	214,109
5,280	Newell Rubbermaid, Inc.	215,318
1,320	NVIDIA Corp.	272,989
1,056	O'Reilly Automotive, Inc.*	222,763
6,270	Oracle Corp.	319,143
3,762	Owens Corning	311,080
1,254	Palo Alto Networks, Inc.*	184,589
2,640	Parker-Hannifin Corp.	482,090
5,676	PayPal Holdings, Inc.*	411,851
3,102	Pentair PLC	218,567
6,600	Perrigo Co. PLC	534,534
2,970	PPG Industries, Inc.	345,233
198	Priceline Group, Inc.*	378,568
2,112	PVH Corp.	267,823
2,046	Qorvo, Inc.*	155,107
3,696	QUALCOMM, Inc.	188,533
2,904	Red Hat, Inc.*	350,890
2,376	Rockwell Automation, Inc.	477,148
1,254	Rockwell Collins, Inc.	170,042
6,270	SEI Investments Co.	404,478
1,386	Snap-on, Inc.	218,683
4,620	Southwest Airlines Co.	248,833
3,828	Splunk, Inc.*	257,624
2,046	Stanley Black & Decker, Inc.	330,531
2,178	Stryker Corp.	337,307
4,950	Synopsys, Inc.*	428,274
3,828	Tapestry, Inc.	156,757
6,600	Textron, Inc.	348,084
1,650	Thermo Fisher Scientific, Inc.	319,820
2,376	Time Warner, Inc.	233,537
3,300	Tractor Supply Co.	198,858

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Concluded)	October 31, 2017 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	UNITED STATES (Continued)
4,884	UGI Corp.	233,748
2,310	Varian Medical Systems, Inc.*	240,679
2,640	Vmware, Inc. Class A*	315,982
3,036	Wabtec Corp.	232,254
3,564	Walgreens Boots Alliance, Inc.	236,186
4,488	Xilinx, Inc.	330,721
5,940	Xylem, Inc.	395,188
1,848	Zimmer Biomet Holdings, Inc.	224,754
4,290	Zoetis, Inc. Class A	273,788
		32,113,322
	TOTAL COMMON STOCKS
	(Cost $93,248,874)	106,822,669

RIGHTS – 0.0%
	AUSTRALIA – 0.0%
6,243	Nufarm Ltd. Exercise Price: 7.50 AUD, Expiration Date: November 15, 2017*	8,138

	TOTAL RIGHTS
	(Cost $0)	8,138

SHORT-TERM INVESTMENTS – 0.3%
279,781	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 0.95%#	279,781

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $279,781)	279,781

	TOTAL INVESTMENTS – 99.8%
	(Cost $93,528,655)	107,110,588
	Other Assets in Excess of Liabilities – 0.2%	223,672
	TOTAL NET ASSETS – 100.0%	$107,334,260

*	Non-income producing security.

#	The rate is the annualized seven-day yield at period end.

^
Security valued at fair value by the Fund’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Fund’s Board of Trustees. The total value of this security is $357,219 (0.3% of total net assets).

‡	Please see Note 6 for more information about geographic investment and other risks.

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF SUMMARY OF INVESTMENTS	October 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	21.1%
Industrials	19.1%
Consumer Discretionary	18.1%
Health Care	14.2%
Materials	13.4%
Consumer Staples	10.3%
Telecommunication Services	1.7%
Energy	0.5%
Utilities	0.5%
Financials	0.4%
Real Estate	0.2%
Total Common Stocks	99.5%
Rights	0.0%
Short-Term Investments	0.3%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	October 31, 2017 (Unaudited)

Knowledge Leaders Developed World ETF
Assets:
Investments, at value (Cost $93,528,655)	$107,110,588
Foreign currency, at value (Cost $117)	114
Receivable for capital shares issued	26,366
Dividends and interest receivable	260,825
Total Assets	107,397,893

Liabilities:
Advisory fee payable	63,633
Total Liabilities	63,633

Net Assets	$107,334,260

Net Assets Consist of:
Capital	$92,031,597
Accumulated undistributed net investment income (loss)	591,036
Accumulated net realized gain (loss) on investments and foreign currency transactions	1,131,030
Net unrealized appreciation (depreciation) on investments	13,581,933
Net unrealized appreciation (depreciation) on foreign currency translation	(1,336)
Net Assets	$107,334,260

Net Assets	$107,334,260
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,300,001
Net Asset Value, Offering and Redemption Price Per Share	$32.53

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS	For the Six Months Ended October 31, 2017 (Unaudited)

Knowledge Leaders Developed World ETF
Investment Income:
Dividend income (net of foreign withholding tax of $73,844)	$712,696
Interest	838
Total Investment Income	713,534

Expenses:
Advisory fees	321,837
Total Expenses	321,837

Net investment income (loss)	391,697

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on investment securities	1,439,149
Net realized gain (loss) on foreign currency transactions	7,371
Change in unrealized appreciation/(depreciation) on investments	6,961,685
Change in unrealized appreciation/(depreciation) on foreign currency translation	(4,832)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	8,403,373

Change in Net Assets Resulting From Operations	$8,795,070

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS	October 31, 2017

	Knowledge Leaders Developed World ETF
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
From Investment Activities:
Operations:
Net investment income (loss)	$391,697	$485,230
Net realized gain (loss) on investments and foreign currency transactions	1,446,520	749,602
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	6,956,853	5,999,835
Net Increase (Decrease) in Net Assets Resulting from Operations	8,795,070	7,234,667

Distributions to Shareholders:
From net investment income	—	(347,858)
Total Distributions to Shareholders	—	(347,858)

Capital Transactions:
Proceeds from shares issued	29,950,740	55,301,407
Cost of shares redeemed	(4,765,285)	(4,216,451)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	25,185,455	51,084,956

Total Increase (Decrease) in Net Assets	33,980,525	57,971,765

Net Assets:
Beginning of period	73,353,735	15,381,970
End of period	$107,334,260	$73,353,735

Accumulated undistributed net investment income (loss)	$591,036	$199,339

Share Transactions:
Issued	950,000	2,050,000
Redeemed	(150,000)	(150,000)
Net Increase (Decrease) in Share Transactions	800,000	1,900,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market(2)(4)	Ratio of Expenses to Average Net Assets(5)	Ratio of Net Investment Income to Average Net Assets(5)	Net Assets at End of Period (000's)	Portfolio Turnover(2)(7)
Knowledge Leaders Developed World ETF
Six Months Ended October 31, 2017 (Unaudited)	$29.34	$0.14	$3.05	$3.19	$—	$—	$—	$32.53	10.87%	11.07%	0.75%	0.91%	$107,334	7%
Year Ended April 30, 2017	$25.64	$0.28	$3.59	$3.87	$(0.17)	$—	$(0.17)	$29.34	15.19%	16.81%	0.75%	1.05%	$73,354	47%
For the Period July 7, 2015(6) through April 30, 2016	$25.00	$0.29	$0.41	$0.70	$(0.06)	$—	$(0.06)	$25.64	2.80%	1.72%	0.75%	1.44%	$15,382	18%

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized for periods less than one year.

(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(5)	Annualized for periods less than one year.

(6)	Commencement of operations.

(7)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	October 31, 2017 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are for the Knowledge Leaders Developed World ETF (the “Developed World ETF” or the “Fund”). The Fund is a passively managed exchange-traded fund. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Knowledge Leaders Developed World Index (the “Developed World Index”). The Fund is classified as a “non-diversified” fund. This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Fund commenced operations on July 7, 2015.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value (“NAV”) and the prices used by the Fund’s Index Provider. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2017 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of October 31, 2017 for the Fund based upon the three levels defined above:

Developed World ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)(2)	$106,465,450	$357,219	$—	$106,822,669
Rights	8,138	—	—	8,138
Short-Term Investments	279,781	—	—	279,781
Total	$106,753,369	$357,219	$—	$107,110,588

*	The Fund did not hold any Level 3 securities at period end.

(1)	For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

(2)	Level 2 identified security is Mobileye N.V., which is a United States security in the Information Technology sector.

Transfers are recognized at the end of the reporting period. The Fund held one security, Mobileye N.V., (a United States security in the Information Technology sector) that was fair valued as of October 31, 2017 at its tender offer price, resulting in a Level 2 classification for the security. This security was previously classified as a Level 1 security at April 30, 2017. This security represents the only transfer between Levels at period end for the Fund. The following is a reconciliation of transfers between Levels for the Fund from April 30, 2017 to October 31, 2017, represented by the October 31, 2017 market value of the security:

Developed World ETF
Transfers into Level 1	$—
Transfers out of Level 1	(357,219)
Net transfers into (out of) Level 1	$(357,219)

Transfers into Level 2	$357,219
Transfers out of Level 2	—
Net transfers into (out of) Level 2	$357,219

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2017 (Unaudited)

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements.

(e) Distributions to Shareholders

The Fund distributes net investment income and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2017 (Unaudited)

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory

Exchange Traded Concepts, LLC (the “Adviser”) serves as adviser to the Trust, including the Fund, pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser, in consultation with the Sub-Adviser, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at a rate of 0.75% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser has entered into a license agreement with Knowledge Leaders Capital, LLC (the “Index Provider”) pursuant to which the Adviser pays a fee to use the Developed World Index (the “Index”). The Adviser is sub-licensing rights to the Index to the Fund at no charge.

(b) Investment Sub-Advisory Agreement

The Adviser and Penserra Capital Management LLC, (“Penserra” or the “Sub-Adviser”) have entered into an investment subadvisory agreement (the “Sub-Advisory Agreement”) with respect to the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Indices, subject to the supervision of the Adviser and the Board. The Sub-Adviser’s fees are borne by the Fund’s Adviser.

(c) Broker Commissions

For the period ending October 31, 2017, the Fund paid approximately $744 for the execution of purchases and sales of portfolio investments to a broker-dealer affiliated with the Sub-Adviser.

(d) Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

The Board has determined that no payments will be made under the Distribution and Service Plan through August 28, 2018. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

(e) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon “) serves as the Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as the Fund’s co-administrator.

Certain officers of the Trust are also employees of the Fund’s Adviser and affiliates of the Distributor.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2017 (Unaudited)

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2017 were as follows:

Fund	Purchases	Sales
Developed World ETF	$10,711,148	$5,625,770

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended October 31, 2017 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Developed World ETF	$25,011,076	$4,610,793	$1,459,586

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral up to 115% of the value of deposit securities. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $3,500.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2017 (Unaudited)

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $3,500.

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

ADR Risk: To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem Shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2017 (Unaudited)

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. An investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. As of October 31, 2017, a significant portion of the Fund’s assets was invested in securities of U.S. and Japanese issuers.

Investing in the United States Risk: Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Investing in Japan Risk: The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners.

Geopolitical Risk: Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of its underlying index.

Industry and Sector Concentration Risk: From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Fund’s investments were more broadly diversified. While the Fund’s sector and industry exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors and industries the Fund may have exposure to over time and should not be relied on as such.

Consumer Discretionary Sector Risk: Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Consumer Staples Sector Risk: Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2017 (Unaudited)

Health Care Sector Risk: The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Industrials Sector Risk: The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

Information Technology Sector Risk: Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk: In seeking to replicate the Index, which is adjusted and rebalanced quarterly, the Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Premium/Discount Risk: Although it is expected that the market price of the Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund’s Shares may trade at a premium or discount to the NAV.

Small- and Mid-Capitalization Risk: The small and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Trading Risk: Shares may trade on NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	October 31, 2017 (Unaudited)

Note 7 – Federal Income Taxes

The tax character of the distributions paid during the tax years ended April 30, 2017 and April 30, 2016, respectively, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Developed World ETF
April 30, 2017	$347,858	$—	$347,858
April 30, 2016	23,428	—	23,428

As of the tax year ended April 30, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Unrealized Appreciation (Depreciation) on Foreign Currency	Accumulated Earnings (Deficit)
Developed World ETF	$270,924	$—	$(327,733)	$6,560,906	$3,496	$6,507,593

At October 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developed World ETF	$93,528,791	$15,724,181	$(2,142,384)	$13,581,797

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended April 30, 2017, the Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
Developed World ETF	$280,226	$47,507

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 8 – Recently Issued Regulatory Pronouncements

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC required certain open-end funds to adopt liquidity risk management programs to ensure that funds meet their obligation to satisfy shareholder redemption requests on a daily basis. Exchange Traded Funds (“ETFs”) that qualify as so-called “in-kind ETFs” will be excluded from certain requirements. Management is currently evaluating the impacts to the Fund.

Note 9 – Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Fund’s financial statements through this date.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	October 31, 2017 (Unaudited)

Expense Examples

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund had an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not the Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	5/1/17	10/31/17		5/1/17–10/31/17
Developed World ETF	$ 1,000.00	$ 1,108.70	0.75%	$ 3.99
Hypothetical (5% annual return before expenses)*
Developed World ETF	$ 1,000.00	$ 1,021.42	0.75%	$ 3.82

*
Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	October 31, 2017 (Unaudited)

Index/Trademark License/Disclaimers

The Index Provider is Knowledge Leaders Capital, LLC. The Index Provider is not affiliated with the Trust, the Adviser, the Sub-Adviser, Solactive AG (calculates and administers the Fund’s underlying index), the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates. The Adviser has entered into a license agreement with the Index Provider pursuant to which the Adviser pays a fee to use the Indices. The Adviser is sub-licensing rights to the Indices to the Fund at no charge.

Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The NYSE Arca has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for Shares of the Fund and the Fund’s net asset value (“NAV”) can be found on the Knowledge Leaders website at www.knowledgeleadersfunds.com.

10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Sub-Adviser:

Penserra Capital Management, LLC
140 Broadway, 46th Floor
New York, NY 10005

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

A description of Exchange Traded Concept’s proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.knowledgeleadersfunds.com or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling collect (405) 778-8377.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect (405) 778-8377 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.knowledgeleadersfunds.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	December 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	December 20, 2017

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	December 20, 2017